Morgan Stanley Dean Witter Balanced Growth Fund
	Two World Trade Center
	New York, New York  10048
(212) 392-1600





								April 3, 2001



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re:	Rule 24f-2 Notice: Morgan Stanley Dean Witter Balanced
Growth Fund (File No. 811-7245)

Dear Sir or Madam:

	Pursuant to Rule 24f-2 under the Investment Company
Act of 1940, we are electronically transmitting via EDGAR for filing the following items in connection with our previous registration of an indefinite number of shares of this Fund:

	1.	A copy of the Rule 24f-2 Notice
containing information required
pursuant to the Rule.





							     Very truly yours,
							  /s/Barry Fink
							     Barry Fink
							     Vice President


BF:tc